Restructuring and other non-recurring costs (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Restructuring And Other Non-recurring Costs
Schedule of restructuring expenses

	Six months ended December 31
(US dollars in thousands)	2024	2023
Corporate restructuring - legal and other fees	-	-
Corporate restructuring - litigation provision	-	-
Fiscal refunds provision	-	-
Impairment and write-off	(4)	1,261
Relocation	-	-
Remediation costs	-	-
Gain on sale of assets	-	-
Total restructuring costs	(4)	1,261

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Corporate restructuring - professional fees	-	200	194
Corporate restructuring - litigation provision	-	-	(128)
Fiscal refunds provision	1,389	1,768	-
Remediation	-	(361)	382
Acquisition related and other costs	3	55	-
Total	1,392	1,662	448